Income taxes - Reconciliation between the income taxes expense computed by applying the PRC tax rate and the actual provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Expected tax at PRC rate	$ (61,361,461)	¥ (400,383,534)	¥ 165,978,862	¥ 271,230,730
Other expenses not deductible for tax purposes	4,080,969	26,628,325	27,243,710	226,076
Share based compensation expenses not deductible for tax purposes	3,070,503	20,035,035	39,101,140	42,959,121
Effect of tax holiday and preferential tax rate	(331,121)	(2,160,562)	(279,823,276)	(104,548,726)
Effect of different tax rate of subsidiary operation in other jurisdiction	569,005	3,712,755	2,853,547	3,164,192
Effect of change in tax rate	(237,159)	(1,547,465)
Research and development tax deduction			(12,657,389)	(32,720,713)
Unrecognized tax benefits for prior years' transfer pricing arrangement	4,918,374	32,092,388
Adjustment on income tax of the previous periods	51,923	338,799	961,418	(17,208,473)
Tax on undistributed earnings/(loss) of VIEs			(46,419,145)	46,419,145
Valuation allowance movement	1,403,077	9,155,075	4,451,281	399,836
Others	1,215,236	7,929,425	5,207,209
Total	$ 45,958,412	¥ 299,878,635	¥ 93,102,643	¥ (209,921,188)